Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Net income (loss) for the year before taxes	$ (2,769,080)	$ (6,014,330)	$ (4,271,294)
Combined federal and provincial income tax rate	27.00%	26.00%	26.00%
Expected income tax expense (recovery)	$ (748,000)	$ (1,564,000)	$ (1,111,000)
Increase (decrease) resulting from SR&ED credit claims	0	(3,000)	78,000
Stock-based compensation	88,000	31,000	189,000
Non-deductible (Non-Taxable) items	(26,000)	(79,000)	(55,000)
Tax adjustment from rate change and other	(32,000)	(262,000)	0
Change in unrecognized deferred tax assets	718,000	1,877,000	899,000
Income tax expense	$ 0	$ 0	$ 0